Leases - Cash Flow From Lease Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$ 8	$ 8	$ 7
Financing cash outflows from finance leases	42	25	4
Operating cash outflows from operating leases	1,135	1,212	1,154
ROU assets obtained in exchange for new finance lease liabilities	46	50	68
ROU assets obtained in exchange for new operating lease liabilities	$ 779	$ 785	5,102
ROU assets obtained in exchange for new operating lease liabilities - post adoption			$ 1,383